UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07831

FMI Funds, Inc.
(Exact name of registrant as specified in charter)

790 North Water Street, Suite 2100

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John S. Brandser

Fiduciary Management, Inc.

790 North Water Street

Suite 2100

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 226-4555

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

FMI Common Stock Fund
Investor Class | FMIMX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the FMI Common Stock Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.fmimgt.com/common-stock-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$109	0.97%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2024, the FMI Common Stock Fund Investor Class gained 24.71%, compared with 26.76% for the Russell 2000® Index  and 25.88% for the Russell 2000® Value Index. The Fund invests in quality businesses that have strong balance sheets and trade at discount valuations. We strive to generate strong absolute returns through a full cycle while having less volatility. We typically lag in more speculative-driven bull markets like the one seen over the past fiscal year.
WHAT FACTORS INFLUENCED PERFORMANCE
Inflation moderated during the period, and several central banks started cutting interest rates, leading to investor enthusiasm and rising equity markets across market caps and geographies. The small cap benchmarks are littered with money losing companies, but we are encouraged to see profitable small cap companies in the U.S. trade near their widest discount to large caps in over 40 years, aside from the 2000 technology bubble. The FMI Common Stock Fund trades at a meaningful discount to both benchmarks. The biggest driver of the Russell 2000® Index was the Finance sector, as Banks (Regional and Major) and Real Estate Investment Trusts bounced off lows from the 2023 regional banking crisis. The Fund was underweight in Finance, as many businesses in the sector do not fit our eye in terms of business quality and balance sheet strength. Conversely, the Fund’s building products industry exposure was a sizeable tailwind to returns as negative sentiment around housing and commercial construction improved.

Top Contributors
↑	Sectors: Producer Manufacturing, Finance, Electronic Technology
↑	Positions: Carlisle Cos. Inc., Insight Enterprises Inc., Houlihan Lokey Inc. Cl A

Top Detractors
↓	Sectors: Consumer Durables, Process Industries, Retail Trade
↓	Positions: Atkore Inc., Henry Schein Inc., Robert Half Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI Common Stock Fund	PAGE 1	TSR-AR-302933403

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	24.71	13.56	10.65
Russell 2000® Index	26.76	9.39	8.78
Russell 2000® Value Index	25.88	9.29	8.22
Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2024)

Net Assets	$2,192,760,075
Number of Holdings	31
Net Advisory Fee	$15,054,790
Portfolio Turnover	17%
Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of total investments)
First American Treasury Obligations Fund	5.9%
Genpact Ltd.	4.7%
Carlisle Cos., Inc.	4.6%
Fortune Brands Innovations, Inc.	4.4%
Houlihan Lokey, Inc.	4.4%
Simpson Manufacturing Co., Inc.	4.2%
Insight Enterprises, Inc.	4.2%
Plexus Corp.	3.9%
Henry Schein, Inc.	3.9%
Skechers USA, Inc.	3.8%
Sector Breakdown (% of total investments)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/common-stock-fund/.
FMI Common Stock Fund	PAGE 2	TSR-AR-302933403

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your  FMI Funds, Inc. documents not be householded, please contact FMI Funds, Inc. at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  FMI Funds, Inc.  or your financial intermediary.
FMI Common Stock Fund	PAGE 3	TSR-AR-302933403

FMI Common Stock Fund
Institutional Class | FMIUX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the FMI Common Stock Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.fmimgt.com/common-stock-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$94	0.84%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2024, the FMI Common Stock Fund Institutional Class gained 24.87%, compared with 26.76% for the Russell 2000® Index and 25.88% for the  Russell 2000® Value Index. The Fund invests in quality businesses that have strong balance sheets and trade at discount valuations. We strive to generate strong absolute returns through a full cycle while having less volatility. We typically lag in more speculative-driven bull markets like the one seen over the past fiscal year.
WHAT FACTORS INFLUENCED PERFORMANCE
Inflation moderated during the period, and several central banks started cutting interest rates, leading to investor enthusiasm and rising equity markets across market caps and geographies. The small cap benchmarks are littered with money losing companies, but we are encouraged to see profitable small cap companies in the U.S. trade near their widest discount to large caps in over 40 years, aside from the 2000 technology bubble. The FMI Common Stock Fund trades at a meaningful discount to both benchmarks. The biggest driver of the Russell 2000® Index was the Finance sector, as Banks (Regional and Major) and Real Estate Investment Trusts bounced off lows from the 2023 regional banking crisis. The Fund was underweight in Finance, as many businesses in the sector do not fit our eye in terms of business quality and balance sheet strength. Conversely, the Fund’s building products industry exposure was a sizeable tailwind to returns as negative sentiment around housing and commercial construction improved.

Top Contributors
↑	Sectors: Producer Manufacturing, Finance, Electronic Technology
↑	Positions: Carlisle Cos. Inc., Insight Enterprises Inc., Houlihan Lokey Inc. Cl A

Top Detractors
↓	Sectors: Consumer Durables, Process Industries, Retail Trade
↓	Positions: Atkore Inc., Henry Schein Inc., Robert Half Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI Common Stock Fund	PAGE 1	TSR-AR-302933601

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	24.87	13.69	12.96
Russell 2000® Index	26.76	9.39	9.72
Russell 2000® Value Index	25.88	9.29	8.80
Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2024)

Net Assets	$2,192,760,075
Number of Holdings	31
Net Advisory Fee	$15,054,790
Portfolio Turnover	17%
Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of total investments)
First American Treasury Obligations Fund	5.9%
Genpact Ltd.	4.7%
Carlisle Cos., Inc.	4.6%
Fortune Brands Innovations, Inc.	4.4%
Houlihan Lokey, Inc.	4.4%
Simpson Manufacturing Co., Inc.	4.2%
Insight Enterprises, Inc.	4.2%
Plexus Corp.	3.9%
Henry Schein, Inc.	3.9%
Skechers USA, Inc.	3.8%
Sector Breakdown (% of total investments)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/common-stock-fund/.
FMI Common Stock Fund	PAGE 2	TSR-AR-302933601

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your  FMI Funds, Inc. documents not be householded, please contact FMI Funds, Inc. at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  FMI Funds, Inc.  or your financial intermediary.
FMI Common Stock Fund	PAGE 3	TSR-AR-302933601

FMI Large Cap Fund
Investor Class | FMIHX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the FMI Large Cap Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.fmimgt.com/large-cap-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$97	0.84%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2024, the FMI Large Cap Fund Investor Class gained 30.02%, compared with 36.35% for the S&P 500® Index  and 27.51% for the iShares® Russell 1000 Value ETF. The Fund invests in quality businesses that have strong balance sheets and trade at discount valuations. We strive to generate strong absolute returns through a full cycle while having less volatility. We typically lag in more speculative-driven bull markets like the one seen over the past fiscal year.
WHAT FACTORS INFLUENCED PERFORMANCE
Inflation moderated during the period, and several central banks started cutting interest rates, leading to investor enthusiasm and rising equity markets across market caps and geographies. Growth outperformed value, as already stretched valuations reached new heights, which are significantly higher than historical averages. The FMI Large Cap Fund trades at a meaningful discount to both benchmarks. The performance of the  S&P 500® Index  has been concentrated in a just a handful of mega cap technology companies, with artificial intelligence as a dominant theme. Not having NVIDIA Corporation in the Fund at a market weight, for example, accounted for the majority of underperformance versus the S&P 500® Index. Additionally, the low-income consumer has been under significant pressure in the U.S., as several years of steep inflation have taken a toll, excess savings have been depleted, and credit delinquencies are on the rise. This weighed heavily on our Dollar store exposure in the retail trade sector. Conversely, the Fund’s building products industry exposure was a sizeable contributor to returns as negative sentiment around housing and commercial construction improved.

Top Contributors
↑	Sectors: Finance, Producer Manufacturing, Technology Services
↑	Positions: Carlisle Cos. Inc., Masco Corp., Micron Technology Inc.

Top Detractors
↓	Sectors: Industrial Services, Retail Trade, Process Industries
↓	Positions: Dollar Tree Inc., Schlumberger Ltd., Fresenius Medical Care AG & Co. KGaA-SP-ADR
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI Large Cap Fund	PAGE 1	TSR-AR-302933205

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	30.02	10.47	9.95
S&P 500® Index	36.35	15.98	13.38
iShares® Russell 1000 Value ETF	27.51	10.51	9.05
Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2024)

Net Assets	$1,667,121,098
Number of Holdings	31
Net Advisory Fee	$10,685,272
Portfolio Turnover	17%
Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of total investments)
Berkshire Hathaway, Inc.	5.2%
Charles Schwab Corp.	5.0%
Ferguson Enterprises, Inc.	4.9%
Booking Holdings, Inc.	4.8%
Avery Dennison Corp.	4.8%
Masco Corp.	4.5%
Aramark	4.5%
Carlisle Cos., Inc.	4.5%
Carrier Global Corp.	4.3%
Unilever PLC	3.9%
Sector Breakdown (% of total investments)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/large-cap-fund/.
FMI Large Cap Fund	PAGE 2	TSR-AR-302933205

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your  FMI Funds, Inc. documents not be householded, please contact FMI Funds, Inc. at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  FMI Funds, Inc.  or your financial intermediary.
FMI Large Cap Fund	PAGE 3	TSR-AR-302933205

FMI Large Cap Fund
Institutional Class | FMIQX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the FMI Large Cap Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.fmimgt.com/large-cap-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$81	0.70%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2024, the FMI Large Cap Fund Institutional Class gained 30.19%, compared with 36.35% for the  S&P 500® Index  and 27.51% for the iShares® Russell 1000 Value ETF. The Fund invests in quality businesses that have strong balance sheets and trade at discount valuations. We strive to generate strong absolute returns through a full cycle while having less volatility. We typically lag in more speculative-driven bull markets like the one seen over the past fiscal year.
WHAT FACTORS INFLUENCED PERFORMANCE
Inflation moderated during the period, and several central banks started cutting interest rates, leading to investor enthusiasm and rising equity markets across market caps and geographies. Growth outperformed value, as already stretched valuations reached new heights, which are significantly higher than historical averages. The FMI Large Cap Fund trades at a meaningful discount to both benchmarks. The performance of the S&P 500® Index has been concentrated in a just a handful of mega cap technology companies, with artificial intelligence as a dominant theme. Not having NVIDIA Corporation in the Fund at a market weight, for example, accounted for the majority of underperformance versus the  S&P 500® Index. Additionally, the low-income consumer has been under significant pressure in the U.S., as several years of steep inflation have taken a toll, excess savings have been depleted, and credit delinquencies are on the rise. This weighed heavily on our Dollar store exposure in the retail trade sector. Conversely, the Fund’s building products industry exposure was a sizeable contributor to returns as negative sentiment around housing and commercial construction improved.

Top Contributors
↑	Sectors: Finance, Producer Manufacturing, Technology Services
↑	Positions: Carlisle Cos. Inc., Masco Corp., Micron Technology Inc.

Top Detractors
↓	Sectors: Industrial Services, Retail Trade, Process Industries
↓	Positions: Dollar Tree Inc., Schlumberger Ltd., Fresenius Medical Care AG & Co. KGaA-SP-ADR
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI Large Cap Fund	PAGE 1	TSR-AR-302933502

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	30.19	10.61	11.63
S&P 500® Index	36.35	15.98	15.44
iShares® Russell 1000 Value ETF	27.51	10.51	10.36
Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2024)

Net Assets	$1,667,121,098
Number of Holdings	31
Net Advisory Fee	$10,685,272
Portfolio Turnover	17%
Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of total investments)
Berkshire Hathaway, Inc.	5.2%
Charles Schwab Corp.	5.0%
Ferguson Enterprises, Inc.	4.9%
Booking Holdings, Inc.	4.8%
Avery Dennison Corp.	4.8%
Masco Corp.	4.5%
Aramark	4.5%
Carlisle Cos., Inc.	4.5%
Carrier Global Corp.	4.3%
Unilever PLC	3.9%
Sector Breakdown (% of total investments)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/large-cap-fund/.
FMI Large Cap Fund	PAGE 2	TSR-AR-302933502

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your  FMI Funds, Inc. documents not be householded, please contact FMI Funds, Inc. at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  FMI Funds, Inc.  or your financial intermediary.
FMI Large Cap Fund	PAGE 3	TSR-AR-302933502

FMI International Fund
Investor Class | FMIJX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the FMI International Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.fmimgt.com/international-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$101	0.93%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2024, the FMI International Fund Investor Class gained 16.77%, compared with the MSCI EAFE® Index return of 17.53% in local currency and 24.77% in U.S. Dollars. As a result of a weakening U.S. Dollar, the passive currency hedge within the strategy was a significant headwind during the period. The Fund invests in quality businesses that have strong balance sheets and trade at discount valuations. We strive to generate strong absolute returns through a full cycle while having less volatility. We typically lag in more speculative-driven bull markets like the one seen over the past fiscal year.
WHAT FACTORS INFLUENCED PERFORMANCE
Inflation moderated during the period, and several central banks started cutting interest rates, leading to investor enthusiasm and rising equity markets across market caps and geographies. Similar to the U.S., growth outperformed value internationally. Many comparable companies in Europe and Asia trade at sizeable discounts to U.S. peers, creating relative opportunities. The FMI International Fund trades at a discount to the MSCI EAFE® Index. The biggest driver of the MSCI EAFE® Index was the Finance sector, where the Fund is typically underweight due to concerns over business quality and balance sheet leverage. Conversely, the Fund’s Food and Household/Personal Care industry exposures were additive to returns as several of our more defensive holdings demonstrated strong fundamentals.

Top Contributors
↑	Sectors: Consumer Non-Durables, Distribution Services, Electronic Technology
↑	Positions: Safran S.A., Koninklijke Philips N.V., Ferguson Enterprises Inc.

Top Detractors
↓	Sectors: Retail Trade, Industrial Services, Health Services
↓	Positions: B&M European Value Retail S.A., Edenred SE, Schlumberger Ltd.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI International Fund	PAGE 1	TSR-AR-302933304

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	16.77	7.63	6.73
MSCI EAFE® (LOC) Index	17.53	8.78	7.39
MSCI EAFE® (LOC) Value Index	16.00	8.88	6.35
MSCI EAFE® (USD) Index	24.77	8.20	5.71
MSCI EAFE® (USD) Value Index	23.14	8.27	4.56
Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2024)

Net Assets	$4,991,052,708
Number of Holdings	42
Net Advisory Fee	$33,722,979
Portfolio Turnover	21%
Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of total investments)
Ferguson Enterprises, Inc.	5.2%
Booking Holdings, Inc.	4.7%
B&M European Value Retail SA	4.7%
Unilever PLC	4.7%
Sodexo SA	4.4%
Rexel SA	3.8%
Roche Holding AG	3.8%
Greggs PLC	3.7%
Sony Group Corp.	3.5%
Koninklijke Philips NV	3.5%
Geographic Breakdown (% of total investments)
Sector Breakdown (% of total investments)

Consumer Non-Durables (14.7%)
Distribution Services (11.3%)
Electronic Technology (11.1%)
Finance (10.7%)
Health Technology (9.6%)
Consumer Services (9.2%)
Producer Manufacturing (7.8%)
Consumer Durables (5.2%)
Retail Trade (4.7%)
Cash & Other (15.7%)

FMI International Fund	PAGE 2	TSR-AR-302933304

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/international-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your  FMI Funds, Inc. documents not be householded, please contact FMI Funds, Inc. at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  FMI Funds, Inc.  or your financial intermediary.
FMI International Fund	PAGE 3	TSR-AR-302933304

FMI International Fund
Institutional Class | FMIYX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the FMI International Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.fmimgt.com/international-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	0.79%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2024, the FMI International Fund Institutional Class gained 16.92%, compared with the MSCI EAFE® Index return of 17.53% in local currency and 24.77% in U.S. Dollars. As a result of a weakening U.S. Dollar, the passive currency hedge within the strategy was a significant headwind during the period. The Fund invests in quality businesses that have strong balance sheets and trade at discount valuations. We strive to generate strong absolute returns through a full cycle while having less volatility. We typically lag in more speculative-driven bull markets like the one seen over the past fiscal year.
WHAT FACTORS INFLUENCED PERFORMANCE
Inflation moderated during the period, and several central banks started cutting interest rates, leading to investor enthusiasm and rising equity markets across market caps and geographies. Similar to the U.S., growth outperformed value internationally. Many comparable companies in Europe and Asia trade at sizeable discounts to U.S. peers, creating relative opportunities. The FMI International Fund trades at a discount to  the MSCI EAFE® Index. The biggest driver of the MSCI EAFE® Index was the Finance sector, where the Fund is typically underweight due to concerns over business quality and balance sheet leverage. Conversely, the Fund’s Food and Household/Personal Care industry exposures were additive to returns as several of our more defensive holdings demonstrated strong fundamentals.

Top Contributors
↑	Sectors: Consumer Non-Durables, Distribution Services, Electronic Technology
↑	Positions: Safran S.A., Koninklijke Philips N.V., Ferguson Enterprises Inc.

Top Detractors
↓	Sectors: Retail Trade, Industrial Services, Health Services
↓	Positions: B&M European Value Retail S.A., Edenred SE, Schlumberger Ltd.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI International Fund	PAGE 1	TSR-AR-302933700

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	16.92	7.78	7.22
MSCI EAFE® (LOC) Index	17.53	8.78	8.53
MSCI EAFE® (LOC) Value Index	16.00	8.88	7.74
MSCI EAFE® (USD) Index	24.77	8.20	7.92
MSCI EAFE® (USD) Value Index	23.14	8.27	7.12
Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2024)

Net Assets	$4,991,052,708
Number of Holdings	42
Net Advisory Fee	$33,722,979
Portfolio Turnover	21%
Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of total investments)
Ferguson Enterprises, Inc.	5.2%
Booking Holdings, Inc.	4.7%
B&M European Value Retail SA	4.7%
Unilever PLC	4.7%
Sodexo SA	4.4%
Rexel SA	3.8%
Roche Holding AG	3.8%
Greggs PLC	3.7%
Sony Group Corp.	3.5%
Koninklijke Philips NV	3.5%
Geographic Breakdown (% of total investments)
Sector Breakdown (% of total investments)
FMI International Fund	PAGE 2	TSR-AR-302933700

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/international-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your  FMI Funds, Inc. documents not be householded, please contact FMI Funds, Inc. at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  FMI Funds, Inc.  or your financial intermediary.
FMI International Fund	PAGE 3	TSR-AR-302933700

FMI International Fund II - Currency Unhedged
Institutional Class | FMIFX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the FMI International Fund II - Currency Unhedged for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.fmimgt.com/international-fund-2/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$99	0.90%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 12 months ending September 30, 2024, the FMI International Fund II – Currency Unhedged Institutional Class gained 20.96%, compared with the MSCI EAFE® (USD) Index return of 24.77% in U.S. Dollars. The Fund invests in quality businesses that have strong balance sheets and trade at discount valuations. We strive to generate strong absolute returns through a full cycle while having less volatility. We typically lag in more speculative-driven bull markets like the one seen over the past fiscal year.
WHAT FACTORS INFLUENCED PERFORMANCE
Inflation moderated during the period, and several central banks started cutting interest rates, leading to investor enthusiasm and rising equity markets across market caps and geographies. Similar to the U.S., growth outperformed value internationally. Many comparable companies in Europe and Asia trade at sizeable discounts to U.S. peers, creating relative opportunities. The FMI International Fund II – Currency Unhedged trades at a discount to the MSCI EAFE® (USD) Index. The biggest driver of the MSCI EAFE® (USD) Index was the Finance sector, where the Fund is typically underweight due to concerns over business quality and balance sheet leverage. Conversely, the Fund’s Food and Household/Personal Care industry exposures were additive to returns as several of our more defensive holdings demonstrated strong fundamentals.

Top Contributors
↑	Sectors: Consumer Non-Durables, Distribution Services, Electronic Technology
↑	Positions: Safran S.A., Koninklijke Philips N.V., Ferguson Enterprises Inc.

Top Detractors
↓	Sectors: Retail Trade, Industrial Services, Health Services
↓	Positions: B&M European Value Retail S.A., Edenred SE, Schlumberger Ltd.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI International Fund II - Currency Unhedged	PAGE 1	TSR-AR-302933809

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/31/2019)
Institutional Class	20.96	5.03
MSCI EAFE® (USD) Index	24.77	6.87
MSCI EAFE® (USD) Value Index	23.14	7.01
Visit https://www.fmimgt.com/international-fund-2/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of September 30, 2024)

Net Assets	$72,709,869
Number of Holdings	34
Net Advisory Fee	$395,335
Portfolio Turnover	23%
Visit https://www.fmimgt.com/international-fund-2/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of September 30, 2024)

Top 10 Issuers	(% of total investments)
Ferguson Enterprises, Inc.	5.2%
Booking Holdings, Inc.	4.7%
Unilever PLC	4.6%
B&M European Value Retail SA	4.6%
Sodexo SA	4.4%
Rexel SA	3.8%
Greggs PLC	3.8%
Roche Holding AG	3.7%
Sony Group Corp.	3.6%
Koninklijke Philips NV	3.5%
Geographic Breakdown (% of total investments)
Sector Breakdown (% of total investments)

Consumer Non-Durables (14.7%)
Distribution Services (11.3%)
Electronic Technology (11.1%)
Finance (10.8%)
Health Technology (9.6%)
Consumer Services (9.1%)
Producer Manufacturing (7.8%)
Consumer Durables (5.2%)
Retail Trade (4.6%)
Cash & Other (15.8%)

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/international-fund-2/.
FMI International Fund II - Currency Unhedged	PAGE 2	TSR-AR-302933809

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your  FMI Funds, Inc. documents not be householded, please contact FMI Funds, Inc. at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by  FMI Funds, Inc.  or your financial intermediary.
FMI International Fund II - Currency Unhedged	PAGE 3	TSR-AR-302933809

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Robert C. Arzbaecher, a member of its audit committee, is an audit committee financial expert. Mr. Arzbaecher is “independent” as such term is defined in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 09/30/2024	FYE 09/30/2023
(a) Audit Fees	$77,750	$75,000
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$20,000	$20,000
(d) All Other Fees	$0	$0

e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 09/30/2024	FYE 09/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 09/30/2024	FYE 09/30/2023
Registrant	Not applicable	Not applicable
Registrant’s Investment Adviser	Not applicable	Not applicable

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.
(b)	Not applicable.

Core Financial Statements and Other Information
September 30, 2024
FMI Common Stock Fund
Investor Class (Ticker Symbol: FMIMX)
Institutional Class (Ticker Symbol: FMIUX)
FMI Large Cap Fund
Investor Class (Ticker Symbol: FMIHX)
Institutional Class (Ticker Symbol: FMIQX)
FMI International Fund
Investor Class (Ticker Symbol: FMIJX)
Institutional Class (Ticker Symbol: FMIYX)
FMI International Fund II – Currency Unhedged
Investor Class (Not Available For Purchase)
Institutional Class (Ticker Symbol: FMIFX)

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies

FMI Common Stock Fund
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS — 94.1%
Commercial Services Sector — 10.6%
Advertising/Marketing Services — 2.9%
Interpublic Group of Cos., Inc.	2,020,000	$63,892,600
Miscellaneous Commercial Services — 4.7%
Genpact Ltd.	2,615,000	102,534,150
Personnel Services — 3.0%
Robert Half, Inc.	965,000	65,050,650
Total Commercial Services Sector		231,477,400
Consumer Non-Durables Sector — 3.8%
Apparel/Footwear — 3.8%
Skechers USA, Inc. - Class A(a)	1,260,000	84,319,200
Consumer Services Sector — 6.1%
Other Consumer Services — 3.0%
Valvoline, Inc.(a)	1,605,000	67,169,250
Restaurants — 3.1%
Aramark	1,735,000	67,196,550
Total Consumer Services Sector		134,365,800
Distribution Services Sector — 15.7%
Electronics Distributors — 3.3%
Arrow Electronics, Inc.(a)	535,000	71,064,050
Medical Distributors — 3.9%
Henry Schein, Inc.(a)	1,180,000	86,022,000
Wholesale Distributors — 8.5%
Applied Industrial Technologies, Inc.	280,000	62,476,400
Beacon Roofing Supply, Inc.(a)	660,000	57,043,800
Core & Main, Inc. - Class A(a)	1,510,000	67,044,000
		186,564,200
Total Distribution Services Sector		343,650,250
Electronic Technology Sector — 8.0%
Electronic Components — 2.6%
nVent Electric PLC	820,000	57,613,200
Electronic Production Equipment — 5.4%
CTS Corp.	635,000	30,721,300
Plexus Corp.(a)	630,000	86,127,300
		116,848,600
Total Electronic Technology Sector		174,461,800

The accompanying notes are an integral part of these financial statements.

1

FMI Common Stock Fund
Schedule of Investments(Continued)
September 30, 2024

	Shares	Value
COMMON STOCKS — (Continued)
Finance Sector — 16.2%
Finance/Rental/Leasing — 4.3%
FirstCash Holdings, Inc.	370,000	$ 42,476,000
OneMain Holdings, Inc.	1,085,000	51,070,950
		93,546,950
Investment Banks/Brokers — 4.3%
Houlihan Lokey, Inc. - Class A	605,000	95,602,100
Life/Health Insurance — 3.1%
Primerica, Inc.	255,000	67,613,250
Major Banks — 2.6%
Zions Bancorp NA	1,210,000	57,136,200
Multi-Line Insurance — 1.9%
White Mountains Insurance Group Ltd.	25,000	42,405,000
Total Finance Sector		356,303,500
Process Industries Sector — 2.1%
Containers/Packaging — 2.1%
AptarGroup, Inc.	285,000	45,654,150
Producer Manufacturing Sector — 23.6%
Auto Parts: OEM — 3.1%
Donaldson Co., Inc.	915,000	67,435,500
Building Products — 13.2%
Carlisle Cos., Inc.	225,000	101,193,750
Fortune Brands Innovations, Inc.	1,075,000	96,244,750
Simpson Manufacturing Co., Inc.	485,000	92,765,950
		290,204,450
Industrial Machinery — 5.3%
Gates Industrial Corp. PLC(a)	3,810,000	66,865,500
Timken Co.	595,000	50,152,550
		117,018,050
Miscellaneous Manufacturing — 2.0%
TriMas Corp.	1,680,000	42,890,400
Total Producer Manufacturing Sector		517,548,400
Retail Trade Sector — 3.8%
Specialty Stores — 3.8%
BJ’s Wholesale Club Holdings, Inc.(a)	1,010,000	83,304,800
Technology Services Sector — 4.2%
Information Technology Services — 4.2%
Insight Enterprises, Inc.(a)	430,000	92,617,700
TOTAL COMMON STOCKS (Cost $1,381,522,054)		2,063,703,000

The accompanying notes are an integral part of these financial statements.

2

FMI Common Stock Fund
Schedule of Investments(Continued)
September 30, 2024

	Shares	Value
SHORT-TERM INVESTMENT — 5.9%
Money Market Fund — 5.9%
First American Treasury Obligations Fund - Class X, 4.79%(b)	129,521,563	$129,521,563
TOTAL SHORT-TERM INVESTMENT (Cost $129,521,563)		129,521,563
TOTAL INVESTMENTS — 100.0% (Cost $1,511,043,617)		2,193,224,563
Liabilities in Excess of Other Assets — (0.0)%(c)		(464,488)
TOTAL NET ASSETS — 100.0%		$2,192,760,075

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)	Represents less than 0.05% of net assets.
Summary of Fair Value Exposure at September 30, 2024
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 — Unobservable inputs for the asset or liability.
The following table summarizes the Fund’s investments as of September 30, 2024, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,063,703,000	$ —	$ —	$2,063,703,000
Money Market Fund	129,521,563	—	—	129,521,563
Total Investments	$2,193,224,563	$ —	$ —	$2,193,224,563

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

3

FMI Large Cap Fund
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS — 97.6%
Commercial Services Sector — 2.9%
Advertising/Marketing Services — 2.9%
Omnicom Group, Inc.	465,000	$48,076,350
Consumer Non-Durables Sector — 3.9%
Household/Personal Care — 3.9%
Unilever PLC - ADR	1,005,000	65,284,800
Consumer Services Sector — 9.3%
Other Consumer Services — 4.8%
Booking Holdings, Inc.	19,000	80,030,280
Restaurants — 4.5%
Aramark	1,925,000	74,555,250
Total Consumer Services Sector		154,585,530
Distribution Services Sector — 8.1%
Food Distributors — 3.2%
Sysco Corp.	685,000	53,471,100
Wholesale Distributors — 4.9%
Ferguson Enterprises, Inc.	415,000	82,406,550
Total Distribution Services Sector		135,877,650
Electronic Technology Sector — 5.8%
Computer Processing Hardware — 3.3%
Sony Group Corp. - ADR	575,000	55,527,750
Semiconductors — 2.5%
Micron Technology, Inc.	400,000	41,484,000
Total Electronic Technology Sector		97,011,750
Finance Sector — 18.9%
Investment Banks/Brokers — 5.0%
Charles Schwab Corp.	1,290,000	83,604,900
Investment Managers — 3.6%
BlackRock, Inc.	39,000	37,030,890
Northern Trust Corp.	250,000	22,507,500
		59,538,390
Multi-Line Insurance — 5.1%
Arch Capital Group Ltd.(a)	217,000	24,277,960
Progressive Corp.	240,000	60,902,400
		85,180,360
Property/Casualty Insurance — 5.2%
Berkshire Hathaway, Inc. - Class B(a)	190,000	87,449,400
Total Finance Sector		315,773,050
Health Services Sector — 9.1%
Managed Health Care — 3.5%
UnitedHealth Group, Inc.	100,000	58,468,000

The accompanying notes are an integral part of these financial statements.

4

FMI Large Cap Fund
Schedule of Investments(Continued)
September 30, 2024

	Shares	Value
COMMON STOCKS — (Continued)
Medical/Nursing Services — 2.2%
Fresenius Medical Care AG - ADR	1,700,000	$36,210,000
Services to the Health Industry — 3.4%
Quest Diagnostics Inc.	365,000	56,666,250
Total Health Services Sector		151,344,250
Health Technology Sector — 5.4%
Medical Specialties — 5.4%
Koninklijke Philips NV(a)	1,690,000	55,296,800
Smith & Nephew PLC - ADR	1,135,000	35,343,900
		90,640,700
Total Health Technology Sector		90,640,700
Industrial Services Sector — 1.2%
Contract Drilling — 1.2%
Schlumberger NV	485,000	20,345,750
Process Industries Sector — 4.8%
Containers/Packaging — 4.8%
Avery Dennison Corp.	360,000	79,473,600
Producer Manufacturing Sector — 13.3%
Building Products — 9.0%
Carlisle Cos., Inc.	165,000	74,208,750
Masco Corp.	895,000	75,126,300
		149,335,050
Industrial Machinery — 4.3%
Carrier Global Corp.	890,000	71,636,100
Total Producer Manufacturing Sector		220,971,150
Retail Trade Sector — 9.0%
Apparel/Footwear Retail — 1.4%
TJX Cos., Inc.	200,000	23,508,000
Discount Stores — 1.7%
Dollar Tree, Inc.(a)	410,000	28,831,200
Specialty Stores — 5.9%
CarMax, Inc.(a)	765,000	59,195,700
O'Reilly Automotive, Inc.(a)	34,000	39,154,400
		98,350,100
Total Retail Trade Sector		150,689,300
Technology Services Sector — 5.9%
Information Technology Services — 2.1%
CDW Corp.	150,000	33,945,000
Internet Software/Services — 3.8%
Alphabet, Inc. - Class A	385,000	63,852,250
Total Technology Services Sector		97,797,250
TOTAL COMMON STOCKS (Cost $1,045,734,459)		1,627,871,130

The accompanying notes are an integral part of these financial statements.

5

FMI Large Cap Fund
Schedule of Investments(Continued)
September 30, 2024

	Shares	Value
SHORT-TERM INVESTMENT — 2.3%
Money Market Fund — 2.3%
First American Treasury Obligations Fund - Class X, 4.79%(b)	38,167,862	$ 38,167,862
TOTAL SHORT-TERM INVESTMENT (Cost $38,167,862)		38,167,862
TOTAL INVESTMENTS — 99.9% (Cost $1,083,902,321)		1,666,038,992
Other Assets in Excess of Liabilities — 0.1%		1,082,106
TOTAL NET ASSETS — 100.0%		$1,667,121,098

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
Summary of Fair Value Exposure at September 30, 2024
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 — Unobservable inputs for the asset or liability.
The following table summarizes the Fund’s investments as of September 30, 2024, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,627,871,130	$ —	$ —	$1,627,871,130
Money Market Fund	38,167,862	—	—	38,167,862
Total Investments	$1,666,038,992	$ —	$ —	$1,666,038,992

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

6

FMI International Fund
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS — 97.6%
Bermuda — 4.8%
Miscellaneous Commercial Services — 3.3%
Genpact Ltd.	4,225,000	$165,662,250
Multi-Line Insurance — 1.5%
Arch Capital Group Ltd.(a)	653,000	73,057,640
Total Bermuda		238,719,890
Britain — 32.3%
Beverages: Alcoholic — 3.1%
Diageo PLC	4,490,000	156,835,513
Beverages: Non-Alcoholic — 3.3%
Coca-Cola Europacific Partners PLC	2,110,000	166,162,500
Electrical Products — 2.2%
Smiths Group PLC	4,965,000	111,578,811
Electronics/Appliances — 2.6%
Howden Joinery Group PLC	10,785,000	131,062,688
Finance/Rental/Leasing — 2.2%
Ashtead Group PLC	1,385,000	107,311,084
Food: Specialty/Candy — 3.8%
Greggs PLC	4,472,063	187,094,430
Household/Personal Care — 4.7%
Unilever PLC	3,645,000	236,317,723
Internet Software/Services — 2.0%
Informa PLC	9,000,000	98,977,872
Major Banks — 2.5%
Lloyds Banking Group PLC	161,100,000	126,671,894
Medical Specialties — 2.4%
Smith & Nephew PLC	7,715,000	119,744,078
Trucks/Construction/Farm Machinery — 3.5%
Weir Group PLC	5,960,000	173,193,877
Total Britain		1,614,950,470
Curacao — 1.7%
Contract Drilling — 1.7%
Schlumberger NV	2,005,000	84,109,750
France — 13.5%
Aerospace & Defense — 3.0%
Safran SA	635,000	149,430,362
Regional Banks — 2.1%
Edenred SE	2,760,000	104,536,886
Restaurants — 4.5%
Sodexo SA	2,755,000	225,864,919
Wholesale Distributors — 3.9%
Rexel SA	6,730,000	195,080,806
Total France		674,912,973

The accompanying notes are an integral part of these financial statements.

7

FMI International Fund
Schedule of Investments(Continued)
September 30, 2024

	Shares	Value
COMMON STOCKS — (Continued)
Germany — 4.4%
Industrial Machinery — 2.2%
Siemens AG	540,000	$109,246,483
Medical/Nursing Services — 2.2%
Fresenius Medical Care AG	2,550,000	108,354,049
Total Germany		217,600,532
Hong Kong — 2.7%
Tools & Hardware — 2.7%
Techtronic Industries Co. Ltd.	9,025,000	134,729,029
Ireland — 2.9%
Airlines — 2.9%
Ryanair Holdings PLC - ADR	3,250,000	146,835,000
Japan — 8.1%
Chemicals: Specialty — 2.3%
NOF Corp.	6,800,000	117,447,436
Computer Processing Hardware — 3.6%
Sony Group Corp.	9,250,000	179,705,250
Electronic Equipment/Instruments — 2.2%
Yokogawa Electric Corp.	4,225,000	108,265,022
Total Japan		405,417,708
Luxembourg — 4.8%
Discount Stores — 4.8%
B&M European Value Retail SA	42,800,000	238,370,141
Netherlands — 3.6%
Medical Specialties — 3.6%
Koninklijke Philips NV(a)	5,480,000	179,665,541
Singapore — 2.6%
Major Banks — 2.6%
DBS Group Holdings Ltd.	4,420,000	130,895,274
Switzerland — 6.1%
Medical Distributors — 2.3%
DKSH Holding AG	1,455,000	115,729,041
Pharmaceuticals: Major — 3.8%
Roche Holding AG	595,000	190,410,263
Total Switzerland		306,139,304
United States — 10.1%
Other Consumer Services — 4.8%
Booking Holdings, Inc.	57,000	240,090,840
Wholesale Distributors — 5.3%
Ferguson Enterprises, Inc.	1,320,000	262,112,400
Total United States		502,203,240
TOTAL COMMON STOCKS (Cost $3,760,766,107)		4,874,548,852

The accompanying notes are an integral part of these financial statements.

8

FMI International Fund
Schedule of Investments(Continued)
September 30, 2024

	Shares	Value
PREFERRED STOCK — 2.5%
South Korea — 2.5%
Telecommunications Equipment — 2.5%
Samsung Electronics Co. Ltd.	3,189,160	$123,857,120
TOTAL PREFERRED STOCK (Cost $61,516,738)		123,857,120
TOTAL LONG-TERM INVESTMENTS (Cost $3,822,282,845)		4,998,405,972
SHORT-TERM INVESTMENT — 1.4%
Money Market Fund — 1.4%
First American Treasury Obligations Fund - Class X, 4.79%(b)	69,318,321	69,318,322
TOTAL SHORT-TERM INVESTMENT (Cost $69,318,322)		69,318,322
TOTAL INVESTMENTS — 101.5% (Cost $3,891,601,167)		5,067,724,294
Money Market Deposit Account — 0.2%(c)		8,882,322
Liabilities in Excess of Other Assets — (1.7)%		(85,553,908)
TOTAL NET ASSETS — 100.0%		$4,991,052,708

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.63%. This MMDA is held as collateral for certain forward currency contracts.

The accompanying notes are an integral part of these financial statements.

9

FMI International Fund
Schedule of Forward Currency Contracts
September 30, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNY Mellon Capital Markets LLC	11/08/2024	USD	269,261,353	CHF	235,000,000	$(9,696,522)
BNY Mellon Capital Markets LLC	11/08/2024	USD	962,028,375	EUR	875,000,000	(13,628,158)
BNY Mellon Capital Markets LLC	11/08/2024	USD	292,486,034	JPY	45,000,000,000	(22,388,415)
BNY Mellon Capital Markets LLC	11/08/2024	USD	112,473,456	SGD	150,000,000	(4,478,974)
J.P. Morgan Securities, Inc.	11/08/2024	USD	105,942,406	HKD	825,000,000	(244,098)
State Street Bank & Trust Co.	11/08/2024	KRW	105,000,000,000	USD	79,066,265	1,420,026
State Street Bank & Trust Co.	11/08/2024	USD	1,630,031,250	GBP	1,250,000,000	(41,096,213)
State Street Bank & Trust Co.	11/08/2024	USD	203,873,598	KRW	280,000,000,000	(10,756,510)
Net Unrealized Appreciation (Depreciation)						$(100,868,864)

The accompanying notes are an integral part of these financial statements.

10

FMI International Fund
Summary of Fair Value Exposure at September 30, 2024
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 — Unobservable inputs for the asset or liability.
The following table summarizes the Fund’s investments as of September 30, 2024, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,363,895,299	$3,510,653,553	$ —	$4,874,548,852
Preferred Stock	—	123,857,120	—	123,857,120
Money Market Fund	69,318,322	—	—	69,318,322
Total Investments	$1,433,213,621	$3,634,510,673	$ —	$5,067,724,294
Other Financial Instruments*:
Forwards	$ —	$1,420,026	$ —	$1,420,026
Total Other Financial Instruments	$ —	$1,420,026	$ —	$1,420,026
Liabilities:
Other Financial Instruments*:
Forwards	$ —	$(102,288,890)	$ —	$(102,288,890)
Total Other Financial Instruments	$ —	$(102,288,890)	$ —	$(102,288,890)

*	The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of September 30, 2024.
Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

11

FMI International Fund II - Currency Unhedged
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS — 95.3%
Bermuda — 4.6%
Miscellaneous Commercial Services — 3.1%
Genpact Ltd.	58,200	$2,282,022
Multi-Line Insurance — 1.5%
Arch Capital Group Ltd.(a)	9,475	1,060,063
Total Bermuda		3,342,085
Britain — 31.8%
Beverages: Alcoholic — 3.1%
Diageo PLC	63,900	2,232,024
Beverages: Non-Alcoholic — 3.2%
Coca-Cola Europacific Partners PLC	30,000	2,362,500
Electrical Products — 2.2%
Smiths Group PLC	70,775	1,590,532
Electronics/Appliances — 2.6%
Howden Joinery Group PLC	153,425	1,864,469
Finance/Rental/Leasing — 2.1%
Ashtead Group PLC	19,725	1,528,311
Food: Specialty/Candy — 3.8%
Greggs PLC	65,448	2,738,100
Household/Personal Care — 4.6%
Unilever PLC	51,825	3,359,991
Internet Software/Services — 2.0%
Informa PLC	130,000	1,429,680
Major Banks — 2.5%
Lloyds Banking Group PLC	2,294,175	1,803,895
Medical Specialties — 2.3%
Smith & Nephew PLC	110,200	1,710,408
Trucks/Construction/Farm Machinery — 3.4%
Weir Group PLC	84,850	2,465,688
Total Britain		23,085,598
Curacao — 1.6%
Contract Drilling — 1.6%
Schlumberger NV	28,525	1,196,624
France — 13.2%
Aerospace & Defense — 2.9%
Safran SA	9,025	2,123,794
Regional Banks — 2.1%
Edenred SE	39,000	1,477,151
Restaurants — 4.4%
Sodexo SA	39,175	3,211,709
Wholesale Distributors — 3.8%
Rexel SA	95,650	2,772,582
Total France		9,585,236

The accompanying notes are an integral part of these financial statements.

12

FMI International Fund II - Currency Unhedged
Schedule of Investments(Continued)
September 30, 2024

	Shares	Value
COMMON STOCKS — (Continued)
Germany — 4.3%
Industrial Machinery — 2.2%
Siemens AG	7,800	$1,578,005
Medical/Nursing Services — 2.1%
Fresenius Medical Care AG	37,000	1,572,196
Total Germany		3,150,201
Hong Kong — 2.6%
Tools & Hardware — 2.6%
Techtronic Industries Co. Ltd.	128,525	1,918,676
Ireland — 2.8%
Airlines — 2.8%
Ryanair Holdings PLC - ADR	45,313	2,047,219
Japan — 7.8%
Chemicals: Specialty — 2.2%
NOF Corp.	92,000	1,588,995
Computer Processing Hardware — 3.5%
Sony Group Corp.	132,500	2,574,156
Electronic Equipment/Instruments — 2.1%
Yokogawa Electric Corp.	59,950	1,536,210
Total Japan		5,699,361
Luxembourg — 4.6%
Discount Stores — 4.6%
B&M European Value Retail SA	602,050	3,353,055
Netherlands — 3.5%
Medical Specialties — 3.5%
Koninklijke Philips NV(a)	77,900	2,554,004
Singapore — 2.6%
Major Banks — 2.6%
DBS Group Holdings Ltd.	62,850	1,861,260
Switzerland — 6.0%
Medical Distributors — 2.3%
DKSH Holding AG	20,675	1,644,466
Pharmaceuticals: Major — 3.7%
Roche Holding AG	8,450	2,704,146
Total Switzerland		4,348,612
United States — 9.9%
Other Consumer Services — 4.7%
Booking Holdings, Inc.	810	3,411,817
Wholesale Distributors — 5.2%
Ferguson Enterprises, Inc.	19,000	3,772,830
Total United States		7,184,647
TOTAL COMMON STOCKS (Cost $53,761,660)		69,326,578

The accompanying notes are an integral part of these financial statements.

13

FMI International Fund II - Currency Unhedged
Schedule of Investments(Continued)
September 30, 2024

	Shares	Value
PREFERRED STOCK — 2.5%
South Korea — 2.5%
Telecommunications Equipment — 2.5%
Samsung Electronics Co. Ltd.	46,540	$1,807,470
TOTAL PREFERRED STOCK (Cost $1,843,403)		1,807,470
TOTAL LONG-TERM INVESTMENTS (Cost $55,605,063)		71,134,048
SHORT-TERM INVESTMENT — 1.9%
Money Market Fund — 1.9%
First American Treasury Obligations Fund - Class X, 4.79%(b)	1,346,264	1,346,264
TOTAL SHORT-TERM INVESTMENT (Cost $1,346,264)		1,346,264
TOTAL INVESTMENTS — 99.7% (Cost $56,951,327)		72,480,312
Other Assets in Excess of Liabilities — 0.3%		229,557
TOTAL NET ASSETS — 100.0%		$72,709,869

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
Summary of Fair Value Exposure at September 30, 2024
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 — Unobservable inputs for the asset or liability.
The following table summarizes the Fund’s investments as of September 30, 2024, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$19,344,784	$49,981,794	$ —	$69,326,578
Preferred Stock	—	1,807,470	—	1,807,470
Money Market Fund	1,346,264	—	—	1,346,264
Total Investments	$20,691,048	$51,789,264	$ —	$72,480,312

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the year, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

14

FMI Funds, Inc.
Statements of Assets and Liabilities
September 30, 2024

	FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged
Assets:
Investments in securities, at value(1)	$2,193,224,563	$1,666,038,992	$5,067,724,294	$72,480,312
Collateral for forward currency contracts	—	—	8,882,322	—
Receivable from shareholders for purchases	1,022,015	49,329	2,731,041	12,692
Dividends, interest and other receivables	624,105	2,956,604	15,058,481	239,408
Receivable for investments sold	—	—	2,647,203	26,454
Receivable for foreign currency sold	—	—	3,976	29
Unrealized appreciation on forward currency contracts	—	—	1,420,026	—
Prepaid expenses	90,650	38,194	97,442	9,076
Total assets	$2,194,961,333	$1,669,083,119	$5,098,564,785	$72,767,971
Liabilities:
Payable to shareholders for redemptions	$ 775,618	$1,029,579	$1,940,116	$—
Payable to adviser for management fees	1,187,884	670,064	2,623,974	25,430
Payable for administration and accounting fees	72,380	59,345	161,405	5,412
Payable to custodian	12,722	10,012	91,953	5,306
Payable for professional fees	16,455	17,600	19,048	15,649
Payable for transfer agent fees	15,556	12,692	19,989	3,197
Unrealized depreciation on forward currency contracts	—	—	102,288,890	—
Other liabilities	120,643	162,729	366,702	3,108
Total liabilities	2,201,258	1,962,021	107,512,077	58,102
Net Assets	$2,192,760,075	$1,667,121,098	$4,991,052,708	$72,709,869
Net Assets:
Capital stock	$1,478,437,284	$943,307,793	$4,211,706,157	$58,366,134
Total distributable earnings/(accumulated deficit)	714,322,791	723,813,305	779,346,551	14,343,735
Net assets	$2,192,760,075	$1,667,121,098	$ 4,991,052,708	$ 72,709,869

The accompanying notes are an integral part of these financial statements.

15

FMI Funds, Inc.
Statements of Assets and Liabilities(Continued)
September 30, 2024

	FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged
Calculation of net asset value per share:
Investor Class Shares:
Net assets	$759,370,717	$955,178,404	$1,236,163,965	$—
Shares outstanding	19,989,355	55,639,339	33,185,106	—
Shares authorized ($0.0001 par value)	300,000,000	300,000,000	300,000,000	—
Net asset value, offering and redemption price per share	$ 37.99	$ 17.17	$37.25	$—
Institutional Class Shares:
Net assets	$1,433,389,358	$711,942,694	$3,754,888,743	$72,709,869
Shares outstanding	37,642,565	41,559,296	100,273,838	3,128,282
Shares authorized ($0.0001 par value)	300,000,000	300,000,000	300,000,000	300,000,000
Net asset value, offering and redemption price per share	$ 38.08	$ 17.13	$37.45	$23.24
(1) Identified cost of investments	$1,511,043,617	$1,083,902,321	$3,891,601,167	$56,951,327

The accompanying notes are an integral part of these financial statements.

16

FMI Funds, Inc.
Statements of Operations
For the Year Ended September 30, 2024

	FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged
Income:
Dividends(1)	$17,704,240	$21,038,577	$127,533,744	$2,035,537
Interest	5,931,636	2,128,602	12,023,929	156,728
Total income	23,635,876	23,167,179	139,557,673	2,192,265
Expenses:
Management fees (Note 3)	15,054,790	10,685,272	33,722,979	553,807
Shareholder servicing fees (Investor Class)	856,859	1,299,380	1,681,065	—
Administration and accounting services	399,258	351,963	914,226	33,178
Printing and postage expense	131,407	125,685	880,710	6,901
Custodian fees	69,543	57,926	566,284	28,820
Registration fees	135,028	71,760	154,481	31,557
Transfer agent fees	89,827	76,103	118,623	18,542
Board of Directors fees	72,500	72,500	72,500	72,500
Professional fees	41,775	43,345	47,948	41,906
Interest expense (Note 6)	—	—	—	1,589
Other expenses	100,171	94,924	202,748	35,490
Total expenses before reimbursement	16,951,158	12,878,858	38,361,564	824,290
Less expenses reimbursed by adviser (Note 3)	—	—	—	(158,472)
Net expenses	16,951,158	12,878,858	38,361,564	665,818
Net investment income (loss)	$ 6,684,718	$10,288,321	$101,196,109	$1,526,447
Net realized gain (loss) on investments:
Securities	$34,456,222	$183,372,808	$133,544,602	$2,655,926
Forward currency contracts	—	—	126,895,523	—
Foreign currency transactions	—	—	(10,883,812)	(3,833)
Net realized gain (loss) on Investments	34,456,222	183,372,808	249,556,313	2,652,093
Net change in unrealized Appreciation/ depreciation on investments:
Securities	364,982,186	234,942,978	658,440,313	10,285,863
Forward currency contracts	—	—	(290,154,610)	—
Foreign currency translations	—	—	421,785	9,378
Net change in unrealized Appreciation/ depreciation on Investments	364,982,186	234,942,978	368,707,488	10,295,241
Net gain (loss) on investments	399,438,408	418,315,786	618,263,801	12,947,334
Net increase (decrease) in net assets Resulting from operations	$406,123,126	$428,604,107	$719,459,910	$14,473,781
(1)Net withholding taxes	$—	$(330,883)	$(11,740,199)	$(189,854)

The accompanying notes are an integral part of these financial statements.

17

Statements of Changes in Net Assets

	FMI Common Stock Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income (loss)	$6,684,718	$5,338,663
Net realized gain (loss) on investments	34,456,222	49,844,575
Net change in unrealized appreciation/depreciation on investments	364,982,186	186,175,485
Net increase (decrease) in net assets from operations	406,123,126	241,358,723
Distributions to Shareholders From:
Investor Class	(17,421,723)	(24,761,425)
Institutional Class	(31,829,156)	(43,252,225)
Total distributions (Note 8)	(49,250,879)	(68,013,650)
Fund Share Activities:
Net increase (decrease) in net assets derived from Fund share activities (Note 9)	379,506,796	336,093,353
Total increase (decrease)	736,379,043	509,438,426
Net assets at the beginning of the year	1,456,381,032	946,942,606
Net assets at the end of the year	$2,192,760,075	$1,456,381,032
Fund Share Transactions:
Net increase (decrease) in shares outstanding (Note 9)	11,174,867	11,064,838

The accompanying notes are an integral part of these financial statements.

18

Statements of Changes in Net Assets

	FMI Large Cap Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income (loss)	$10,288,321	$12,424,663
Net realized gain (loss) on investments	183,372,808	224,712,914
Net change in unrealized appreciation/depreciation on investments	234,942,978	123,293,235
Net increase (decrease) in net assets from operations	428,604,107	360,430,812
Distributions to Shareholders from:
Investor Class	(94,753,313)	(195,562,163)
Institutional Class	(67,059,663)	(141,809,940)
Total distributions (Note 8)	(161,812,976)	(337,372,103)
Fund Share Activities:
Net increase (decrease) in net assets derived from Fund share activities (Note 9)	(218,075,189)	(476,826,899)
Total increase (decrease)	48,715,942	(453,768,190)
Net assets at the beginning of the year	1,618,405,156	2,072,173,346
Net assets at the end of the year	$1,667,121,098	$1,618,405,156
Fund Share Transactions:
Net increase (decrease) in shares outstanding (Note 9)	(13,611,711)	(27,616,579)

The accompanying notes are an integral part of these financial statements.

19

Statements of Changes in Net Assets

	FMI International Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income (loss)	$101,196,109	$68,966,866
Net realized gain (loss) on investments	249,556,313	(216,154,731)
Net change in unrealized appreciation/depreciation on investments	368,707,488	1,044,743,127
Net increase (decrease) in net assets from operations	719,459,910	897,555,262
Distributions to Shareholders From:
Investor Class	—	(116,170,330)
Institutional Class	—	(331,682,134)
Total distributions (Note 8)	—	(447,852,464)
Fund Share Activities:
Net increase (decrease) in net assets derived from Fund share activities (Note 9)	186,023,338	665,106,078
Total increase (decrease)	905,483,248	1,114,808,876
Net assets at the beginning of the year	4,085,569,460	2,970,760,584
Net assets at the end of the year	$4,991,052,708	$4,085,569,460
Fund Share Transactions:
Net increase (decrease) in shares outstanding (Note 9)	5,774,221	22,790,348

The accompanying notes are an integral part of these financial statements.

20

Statements of Changes in Net Assets

	FMI International Fund II - Currency Unhedged
	Year Ended September 30, 2024	Year Ended September 30, 2023
Operations:
Net investment income (loss)	$1,526,447	$1,166,440
Net realized gain (loss) on investments	2,652,093	(3,305,489)
Net change in unrealized appreciation/depreciation on investments	10,295,241	18,801,887
Net increase (decrease) in net assets from operations	14,473,781	16,662,838
Distributions to Shareholders From:
Institutional Class	(1,165,736)	(830,255)
Total distributions (Note 8)	(1,165,736)	(830,255)
Fund Share Activities:
Net increase (decrease) in net assets derived from Fund share activities (Note 9)	(11,786,587)	6,370,101
Total increase (decrease)	1,521,458	22,202,684
Net assets at the beginning of the year	71,188,411	48,985,727
Net assets at the end of the year	$72,709,869	$ 71,188,411
Fund Share Transactions:
Net increase (decrease) in shares outstanding (Note 9)	(519,814)	336,674

The accompanying notes are an integral part of these financial statements.

21

FMI Common Stock Fund
Financial Highlights
Investor Class
(Selected data for each share of the fund outstanding throughout each year)

	Years Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$31.31	$26.72	$33.23	$22.25	$26.39
Income from investment operations:
Net investment income (loss)(1)	0.09	0.11	0.03	0.08	0.17
Net realized and unrealized gain (loss) on investments	7.56	6.35	(2.57)	11.11	(3.02)
Total from investment operations	7.65	6.46	(2.54)	11.19	(2.85)
Less distributions:
Distributions from net investment income	(0.09)	(0.04)	(0.11)	(0.21)	(0.11)
Distributions from net realized gains	(0.88)	(1.83)	(3.86)	—	(1.18)
Total distributions	(0.97)	(1.87)	(3.97)	(0.21)	(1.29)
Net asset value, end of year	$37.99	$31.31	$26.72	$33.23	$22.25
TOTAL RETURN	24.71%	25.08%	(9.10)%	50.49%	(11.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	759,371	531,535	357,946	423,286	345,428
Ratio of expenses to average net assets	0.97%	0.99%	1.00%	1.01%	1.02%
Ratio of net investment income (loss) to average net assets	0.27%	0.35%	0.09%	0.28%	0.71%
Portfolio turnover rate(2)	17%	23%	36%	29%	32%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

22

FMI Common Stock Fund
Financial Highlights
Institutional Class
(Selected data for each share of the fund outstanding throughout each year)

	Years Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$31.37	$26.77	$33.29	$22.28	$26.42
Income from investment operations:
Net investment income (loss)(1)	0.14	0.15	0.07	0.12	0.20
Net realized and unrealized gain (loss) on investments	7.57	6.35	(2.58)	11.12	(3.02)
Total from investment operations	7.71	6.50	(2.51)	11.24	(2.82)
Less distributions:
Distributions from net investment income	(0.12)	(0.07)	(0.15)	(0.23)	(0.14)
Distributions from net realized gains	(0.88)	(1.83)	(3.86)	—	(1.18)
Total distributions	(1.00)	(1.90)	(4.01)	(0.23)	(1.32)
Net asset value, end of year	$38.08	$31.37	$26.77	$33.29	$22.28
TOTAL RETURN	24.87%	25.22%	(8.99)%	50.68%	(11.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	1,433,389	924,846	588,996	516,985	344,811
Ratio of expenses to average net assets	0.84%	0.87%	0.89%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	0.40%	0.48%	0.22%	0.39%	0.84%
Portfolio turnover rate(2)	17%	23%	36%	29%	32%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

23

FMI Large Cap Fund
Financial Highlights
Investor Class
(Selected data for each share of the fund outstanding throughout each year)

	Years Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$14.62	$14.98	$20.96	$18.81	$20.14
Income from investment operations:
Net investment income (loss)(1)	0.09	0.09	0.11	0.15	0.18
Net realized and unrealized gain (loss) on investments	4.03	2.64	(2.73)	4.25	0.03(2)
Total from investment operations	4.12	2.73	(2.62)	4.40	0.21
Less distributions:
Distributions from net investment income	(0.14)	(0.11)	(0.16)	(0.30)	(0.17)
Distributions from net realized gains	(1.43)	(2.98)	(3.20)	(1.95)	(1.37)
Total distributions	(1.57)	(3.09)	(3.36)	(2.25)	(1.54)
Net asset value, end of year	$17.17	$14.62	$14.98	$20.96	$18.81
TOTAL RETURN	30.02%	19.95%	(15.86)%	24.48%	0.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	955,178	919,253	1,001,682	1,422,451	1,475,504
Ratio of expenses to average net assets	0.84%	0.84%	0.83%	0.82%	0.81%
Ratio of net investment income (loss) to average net assets	0.57%	0.63%	0.60%	0.72%	0.99%
Portfolio turnover rate(3)	17%	14%	25%	17%	28%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)
Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the year.

(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

24

FMI Large Cap Fund
Financial Highlights
Institutional Class
(Selected data for each share of the fund outstanding throughout each year)

	Years Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$14.59	$14.96	$20.94	$18.80	$20.13
Income from investment operations:
Net investment income (loss)(1)	0.11	0.11	0.14	0.18	0.21
Net realized and unrealized gain (loss) on investments	4.02	2.63	(2.73)	4.24	0.02(2)
Total from investment operations	4.13	2.74	(2.59)	4.42	0.23
Less distributions:
Distributions from net investment income	(0.16)	(0.13)	(0.19)	(0.33)	(0.19)
Distributions from net realized gains	(1.43)	(2.98)	(3.20)	(1.95)	(1.37)
Total distributions	(1.59)	(3.11)	(3.39)	(2.28)	(1.56)
Net asset value, end of year	$17.13	$14.59	$14.96	$20.94	$18.80
TOTAL RETURN	30.19%	20.07%	(15.73)%	24.63%	0.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	711,943	699,152	1,070,491	1,788,717	1,924,284
Ratio of expenses to average net assets	0.70%	0.71%	0.69%	0.68%	0.67%
Ratio of net investment income (loss) to average net assets	0.71%	0.77%	0.73%	0.85%	1.13%
Portfolio turnover rate(3)	17%	14%	25%	17%	28%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)
Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the year.

(3)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

25

FMI International Fund
Financial Highlights
Investor Class
(Selected data for each share of the fund outstanding throughout each year)

	Years Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$31.90	$28.25	$35.36	$27.69	$31.89
Income from investment operations:
Net investment income (loss)(1)	0.72	0.54	0.41	1.10	0.35
Net realized and unrealized gain (loss) on investments	4.63	7.35	(6.29)	6.57	(3.40)
Total from investment operations	5.35	7.89	(5.88)	7.67	(3.05)
Less distributions:
Distributions from net investment income	—	(4.24)	(1.23)	—	(1.15)
Distributions from net realized gains	—	—	—	—	—
Total distributions	—	(4.24)	(1.23)	—	(1.15)
Net asset value, end of year	$37.25	$31.90	$28.25	$35.36	$27.69
TOTAL RETURN	16.77%	30.14%	(17.24)%	27.70%	(10.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	1,236,164	1,028,428	792,421	1,066,600	1,207,016
Ratio of expenses to average net assets	0.93%	0.94%	0.94%	0.94%	0.91%
Ratio of net investment income (loss) to average net assets	2.07%	1.73%	1.22%	3.29%	1.19%
Portfolio turnover rate(2)	21%	21%	20%	27%	23%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

26

FMI International Fund
Financial Highlights
Institutional Class
(Selected data for each share of the fund outstanding throughout each year)

	Years Ended September 30,
	2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year	$32.03	$28.35	$35.46	$27.73	$31.93
Income from investment operations:
Net investment income (loss)(1)	0.77	0.59	0.45	1.18	0.38
Net realized and unrealized gain (loss) on investments	4.65	7.36	(6.29)	6.55	(3.39)
Total from investment operations	5.42	7.95	(5.84)	7.73	(3.01)
Less distributions:
Distributions from net investment income	—	(4.27)	(1.27)	—	(1.19)
Distributions from net realized gains	—	—	—	—	—
Total distributions	—	(4.27)	(1.27)	—	(1.19)
Net asset value, end of year	$37.45	$32.03	$28.35	$35.46	$27.73
TOTAL RETURN	16.92%	30.30%	(17.10)%	27.88%	(9.95)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000’s $)	3,754,889	3,057,141	2,178,340	2,351,096	2,142,615
Ratio of expenses to average net assets	0.79%	0.80%	0.81%	0.80%	0.77%
Ratio of net investment income (loss) to average net assets	2.22%	1.88%	1.37%	3.48%	1.31%
Portfolio turnover rate(2)	21%	21%	20%	27%	23%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

27

FMI International Fund II – Currency Unhedged
Financial Highlights
Institutional Class
(Selected data for each share of the fund outstanding throughout each period)

	Years Ended September 30,				For the Period from December 31, 2019(1) to September 30, 2020
	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$19.51	$14.79	$21.70	$17.24	$20.00
Income from investment operations:
Net investment income (loss)(2)	0.44	0.34	0.26	0.77	0.13
Net realized and unrealized gain (loss) on investments	3.61	4.63	(6.22)	3.87	(2.89)
Total from investment operations	4.05	4.97	(5.96)	4.64	(2.76)
Less distributions:
Distributions from net investment income	(0.32)	(0.25)	(0.66)	(0.18)	—
Distributions from net realized gains	—	—	(0.29)	—	—
Total distributions	(0.32)	(0.25)	(0.95)	(0.18)	—
Net asset value, end of period	$23.24	$19.51	$14.79	$21.70	$17.24
TOTAL RETURN	20.96%	33.78%	(28.71)%	26.96%	(13.80) %(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's $)	72,710	71,188	48,986	71,997	47,555
Ratio of expenses to average net assets:
Before expense reimbursement	1.12%	1.14%	1.15%	1.16%	1.43% (4)
After expense reimbursement	0.90%	0.90%	0.90%	0.90%	0.90% (4)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.85%	1.54%	1.07%	3.35%	0.49% (4)
After expense reimbursement	2.07%	1.78%	1.32%	3.61%	1.02% (4)
Portfolio turnover rate	23%	21%	27%	31%	15% (3)

(1)	Inception date.
(2)	Net investment income (loss) per share was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.
The accompanying notes are an integral part of these financial statements.

28

FMI Funds, Inc.
Notes to Financial Statements
September 30, 2024
(1) Organization
The following is a summary of significant accounting policies of the FMI Common Stock Fund, the FMI Large Cap Fund, the FMI International Fund, and the FMI International Fund II – Currency Unhedged (collectively, the “Funds” or, individually, a “Fund”). The FMI Common Stock Fund (the “Common Stock Fund”), the FMI Large Cap Fund (the “Large Cap Fund”), the FMI International Fund (the “International Fund”), and the FMI International Fund II – Currency Unhedged (the “International Currency Unhedged Fund”) are each a series of FMI Funds, Inc. (the “Company”). The Company was incorporated under the laws of Maryland on September 5, 1996. The Common Stock Fund is the successor to the FMI Common Stock Fund, the sole series of FMI Common Stock Fund, Inc. (the “Predecessor Common Stock Fund”). The Predecessor Common Stock Fund commenced operations on December 18, 1981. The reorganization was effective as of January 31, 2014, and the Common Stock Fund is the accounting survivor of the reorganization. As the accounting survivor of the reorganization, the Common Stock Fund adopted the Financial Statements of the Predecessor Common Stock Fund. The Predecessor Common Stock Fund was incorporated under the laws of Wisconsin on July 29, 1981. The Large Cap Fund commenced operations on December 31, 2001, and the International Fund commenced operations on December 31, 2010. The International Currency Unhedged Fund commenced operations on December 31, 2019.
Effective October 31, 2016, the Common Stock Fund, Large Cap Fund, and International Fund offer two classes of shares (Investor and Institutional). The International Currency Unhedged Fund currently only offers Institutional Class shares. The Institutional Class has the same management fee as the Investor Class and does not have a shareholder servicing plan. A higher investment minimum is required for the Institutional Class than the Investor Class. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets. The Company’s Board of Directors (the “Board”) may elect to have certain expenses specific to the Investor Class shares or Institutional Class shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Investor Class shares or Institutional Class shares are generally allocated to each such Class proportionately (after any applicable base fee to be paid by a class of shares of a Fund attributable to such expense) on the basis of the net asset value of that Class in relation to the net asset value of the applicable Fund.
The Funds are diversified, open-end management investment companies under the Investment Company Act of 1940 (the “1940 Act”), as amended. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and financial reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification “Financial Services – Investment Companies” Topic 946 (“ASC 946”). The assets and liabilities of each Fund in the Company are segregated, and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The investment objective of the Common Stock Fund is to seek long-term capital appreciation by investing mainly in small- to medium capitalization value stocks. The investment objective of the Large Cap Fund is to seek long-term capital appreciation by investing mainly in a limited number of large capitalization value stocks.
The investment objective of the International Fund and International Currency Unhedged Fund is to seek capital appreciation by investing mainly in a limited number of large capitalization value stocks of non-U.S. companies.
(2) Summary of Significant Accounting Policies and Other Information
(a) The Funds apply the provisions of the FASB Accounting Standards Codification “Fair Value Measurement” Topic 820 (“ASC 820”), which defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.
Each security is valued at the current day last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities that are traded over-the-counter, including U.S. Treasury securities are valued at the close price, if not close, then at the latest bid price. Money market funds are valued at net asset value per share. Unlisted equity securities for which market quotations are readily available are valued at the close price, if not

29

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2024
close, then at the most recent bid price. Foreign securities are valued on a basis of quotations from the primary market in which they are traded and are converted from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. For the International Fund and International Currency Unhedged Fund only, options purchased or written by each of the Funds are valued at the average of the most recent bid and ask prices. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser as the Board appointed valuation designee, in accordance with fair value methodologies established by the investment adviser. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. The foreign markets in which the International Fund and International Currency Unhedged Fund may invest are sometimes open on days when the New York Stock Exchange is not open, and the International Fund and International Currency Unhedged Fund do not calculate their net asset value. For securities that do not trade during New York Stock Exchange hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and may include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The investment adviser utilizes a service provided by an independent third party to assist in fair valuation of certain securities for the International Fund and the International Currency Unhedged Fund. As of September 30, 2024, there were no securities that were internally fair valued.
In determining fair value, the Funds use various valuation approaches. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Over the counter derivatives such as forward currency contracts may be valued using quantitative models. These models may use pricing curves based on market inputs including current exchange rates or indices. These curves are combined with volatility factors to value the overall positions. The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.
(b) Net realized gains and losses on sales of securities are computed on the identified cost basis. For financial reporting purposes, investment transactions are recorded on the trade date.
(c) Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective date of such transactions. The Company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
(d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The Funds record the amortization and accretion of premiums and discounts on securities purchased using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

30

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2024
(e) The International Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies. The International Currency Unhedged Fund normally does not seek to reduce currency risk by hedging its perceived foreign currency exposure back into the U.S. dollar and is generally exposed to currency fluctuations. However, the investment adviser reserves the right to temporarily hedge all or a portion of the International Currency Unhedged Fund’s currency exposure. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The International Fund and International Currency Unhedged Fund have made an election under Section 988 of the Internal Revenue Code of 1986, as amended (the “Code”), which provides special rules for certain transactions in foreign currency other than the taxpayer’s functional currency (i.e. unless certain special rules apply, currencies other than the U.S. dollar). Certain section 988 gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as net capital gain, rather than increasing or decreasing the amount of a Fund’s ordinary income.
The average quarterly notional amount is shown as an indicator of volume. The average quarterly notional amounts during the year ended September 30, 2024 were:

FMI International Fund	Average Notional Amount
Forward Currency Contracts - Long	$47,620,575
Forward Currency Contracts - Short	3,369,275,084

These contracts are not subject to master netting agreements. For Non-Deliverable Forward Currency Contracts (“Contract”), the International Fund posts collateral, in the form of cash or cash equivalents, to a segregated account at the custodian when the Contract is in an unrealized loss position. When the Contract is in an unrealized gain position, the counterparty posts collateral to a segregated account at the custodian.
The fair value of the forward currency contracts as of September 30, 2024, is included in the following location on the Statements of Assets and Liabilities for the International Fund:

	Location	Fair Value of Asset Forward Currency Contracts	Location	Fair Value of Liability Forward Currency Contracts
Forward currency contracts	Unrealized appreciation on forward currency contracts	$1,420,026	Unrealized depreciation on forward currency contracts	$102,288,890

Realized and unrealized gains and losses on forward currency contracts entered into during the year ended September 30, 2024 are recorded in the following location on the Statements of Operations for the International Fund:

	Location	Realized Gain	Location	Net Change In Unrealized Appreciation (Depreciation)
Forward currency contracts	Net realized gain (loss) on forward currency contracts	$126,895,523	Net change in unrealized appreciation/ depreciation on forward currency contracts	$(290,154,610)

31

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2024
These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Statements of Assets and Liabilities for the International Fund. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
(f) The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.
(g) The Funds may own certain securities that are restricted. Restricted securities include Section 4(a)(2) commercial paper or securities issued in a private placement. The Funds did not hold any restricted securities as of September 30, 2024.
(h) No provision has been made for Federal income taxes since the Funds have elected to be taxed as “regulated investment companies.” The Funds intend to distribute substantially all net investment company taxable income and net capital gains to their respective shareholders and otherwise comply with the provisions of the Code, applicable to regulated investment companies.
(i) The Funds have reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland for the Funds and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on certain tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended September 30, 2024, the Funds did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities and, as of September 30, 2024 open Federal tax years include the prior four fiscal tax years ended September 30, 2024. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(j) Net investment income and net realized gains, if any, are distributed to shareholders at least annually. Distributions to shareholders are recorded on the ex-dividend date.
(k) Common Company expenses are typically allocated evenly between the Funds of the Company, or by other equitable means.
(l) GAAP requires that permanent differences between income for financial reporting and tax purposes be reclassified in the capital accounts. These differences are caused primarily by differences in the treatment of certain components of income or realized capital gain for federal income tax purposes. Each Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. These reclassifications have no effect on net assets, results of operations or net asset value per share.
During the fiscal year ended September 30, 2024, the reclassifications were as follows:

Fund	Total Distributable Earnings/ (Accumulated Deficit)	Capital Stock
Common Stock Fund	$(3,673,471)	$3,673,471
Large Cap Fund	$(28,122,213)	$28,122,213
International Fund	$17,581,505	$(17,581,505)
International Currency Unhedged Fund	$—	$—

(m) Cash and cash equivalents, including collateral for forward currency contracts as presented on the Statements of Assets and Liabilities, include short-term, liquid investments with an original maturity of three months or less. These balances may exceed FDIC insured limits.

32

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2024
(3) Investment Adviser and Advisory Agreement and Transactions With Related Parties
The Funds each have an investment advisory agreement with Fiduciary Management, Inc. (“FMI” or the “Adviser”), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager.
Under the terms of the current advisory agreement for the International Currency Unhedged Fund, effective as of December 31, 2019, the Adviser is entitled to receive a fee. The fee is computed daily and payable at the end of each month. The following annual percentages of the International Currency Unhedged Fund’s average daily net assets are used:
•	0.75% of the assets from $0 – $2.5 billion; 0.70% of the assets from $2.5 – $5.0 billion; 0.65% of the assets from $5.0 – $10.0 billion; and 0.60% of the assets over $10.0 billion.
Under the terms of the current advisory agreements for the Common Stock Fund, Large Cap Fund and International Fund, effective as of January 1, 2019, the Adviser is entitled to receive a fee. The fee is computed daily and payable at the end of each month. The following annual percentages of each Fund’s average daily net assets are used:
•	Common Stock Fund: 0.85% of the assets from $0 – $500 million; 0.80% of the assets from $500 million – $1.0 billion; 0.75% of the assets over $1.0 billion.
•	Large Cap Fund: 0.65% of the assets from $0 – $2.5 billion; 0.60% of the assets from $2.5 – $5.0 billion; and 0.55% of the assets over $5.0 billion.
•	International Fund: 0.75% of the assets from $0 – $2.5 billion; 0.70% of the assets from $2.5 – $5.0 billion; 0.65% of the assets from $5.0 – $10.0 billion; and 0.60% of the assets over $10.0 billion.
The Funds are responsible for paying their proportionate share of the compensation, benefits and expenses of the Funds’ Chief Compliance Officer. For administrative convenience, FMI initially makes these payments and is later reimbursed by the Funds.
Under the respective advisory agreement or operating expenses limitation agreements, FMI will reimburse the Funds for expenses (excluding federal, state and local taxes, interest, brokerage commissions and extraordinary items) as follows:

	Investor Class Expense Cap	Institutional Class Expense Cap
Common Stock Fund	1.30%	1.20%
Large Cap Fund	1.20%	1.10%
International Fund	1.75%	1.65%
International Currency Unhedged Fund	1.75%	1.65%

For the year ended September 30, 2024, there were no contractual or voluntary reimbursements required for the Common Stock Fund, Large Cap Fund or International Fund. For the year ended September 30, 2024, for the International Currency Unhedged Fund, there is no contractual reimbursement and the voluntary reimbursement is $158,472. The voluntary 0.90% expense cap/reimbursement agreement for the International Currency Unhedged Fund will continue in effect until January 31, 2025, with successive renewal terms of one year unless terminated by the Adviser prior to any such renewal. The Adviser is entitled to recoup such amounts for a one-year period from the date the Adviser reduced its compensation and/or assumed expenses for the International Currency Unhedged Fund. The Adviser does not intend to recoup this $158,472.
The Large Cap Fund, the International Fund and the International Currency Unhedged Fund have each entered into a Distribution Plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act. Each Plan, if implemented, provides that the applicable Fund may incur certain costs which may not exceed the lesser of a monthly amount equal to 0.25% of such Fund’s daily net assets or the actual distribution costs incurred during the year. Amounts payable under each Plan would be paid monthly for any activities or expenses primarily intended to result in the sale of shares of such Fund. For the year ended September 30, 2024, no such expenses were charged to the shareholders of any Fund as the Funds had not implemented the Plan.

33

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2024
Under the Funds’ organizational documents, each director, officer, employee or other agent of any Fund (including the Adviser) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.
At September 30, 2024, no person is deemed to “control” a Fund, as that term is defined in the 1940 Act, because the Funds do not know of any person who owns beneficially or through controlled companies more than 25% of a Fund’s Investor Class and Institutional Class shares, on a combined basis, or who acknowledges the existence of control.
(4) Shareholder Servicing Plan
The Funds have adopted a Shareholder Servicing Plan pursuant to which Investor Class shares (if available) may pay financial intermediaries for assets maintained in an omnibus account at an annual rate of up to 0.15% of the average daily net assets of such Fund, or an annual per account rate approved by the Board. The Board may also authorize the Funds to pay for shareholder services outside of the plan. Incurred shareholder servicing fees in excess of the limitations approved by the Board are borne by the Adviser.
For the year ended September 30, 2024, shareholder servicing fees incurred are disclosed on the Statements of Operations.
(5) Loan Agreements
U.S. Bank, N.A. (the “Bank”) has made available to the Company a $600,000,000 umbrella credit facility, pursuant to the loan agreement (the “Agreement”) effective May 24, 2024 for the FMI Funds, Inc. (consisting of Common Stock Fund, Large Cap Fund, International Fund and International Currency Unhedged Fund), for the purposes of having cash available to satisfy redemption requests and is subject to certain restrictions and covenants. For the period October 1, 2023 through May 23, 2024, the umbrella credit facility was $600,000,000. Principal is due not more than 45 days after the date of the loan. Amounts under the credit facility bear interest at a rate per annum equal to the Bank's current prime rate minus one percent on the amount borrowed. Advances will be collateralized by securities owned by the borrowing Fund. The Agreement is subject to renewal on May 23, 2025. During the year ended September 30, 2024, the International Currency Unhedged Fund is the only Fund that borrowed against the loan agreement, at an interest rate of 7.50%, as follows:

	Average Borrowings	Outstanding as of September 30, 2024	Interest Expense	Maximum Borrowing	Maximum Borrowing Date
International Currency Unhedged Fund	$3,812,500(1)	$ —	$1,589	$7,338,000	5/22/2024

(1)	Calculation of average borrowings excludes days with no borrowing activity.
(6) Investment Transactions
For the year ended September 30, 2024, purchases and sales of investment securities (excluding short term investments) were as follows:

	Common Stock Fund	Large Cap Fund	International Fund	International Currency Unhedged Fund
Purchases	$595,607,389	$267,116,089	$1,358,530,773	$15,936,779
Sales	310,164,852	647,584,847	920,929,179	26,010,294

34

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2024
(7) Income Tax Information
The following information for the Funds is presented on an income tax basis as of September 30, 2024:

	Cost of Investments	Gross Unrealized Appreciation(1)	Gross Urealized Depreciation(1)	Net Unrealized Appreciation (Depreciation) on Investments(1)
Common Stock Fund	$1,511,382,884	$701,415,269	$(19,573,590)	$681,841,679
Large Cap Fund	1,098,095,488	629,738,931	(61,795,427)	567,943,504
International Fund	3,913,394,899	1,569,891,095	(420,134,039)	1,149,757,056
International Currency Unhedged Fund	57,687,209	18,281,278	(3,484,410)	14,796,868

(1)	Represents amounts of investments in securities, forward currency contracts and foreign currency translations.
The difference between the cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. The International Fund is the only Fund with temporary mark to market differences. The components of accumulated earnings (deficit) on a tax-basis are as follows:

	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated (Deficit)	Total Distributable Earnings/ (Accumulated Deficit)
Common Stock Fund	$681,841,679	$3,961,426	$28,519,686	$—	$714,322,791
Large Cap Fund	567,943,504	12,037,327	143,832,474	—	723,813,305
International Fund	1,149,757,056	—	—	(370,410,505)	779,346,551
International Currency Unhedged Fund	14,796,868	1,360,982	—	(1,814,115)	14,343,735

The International Currency Unhedged Fund utilized $68,327 of prior year short-term capital loss carryovers. The International Fund and International Currency Unhedged Fund utilized $62,805,745 and $2,479,977, respectively, of prior year long-term capital loss carryovers.
The other accumulated deficit above includes $11,297,078 of late-year losses for the International Fund only. For the International Fund and International Currency Unhedged Fund all capital loss carryovers may be used indefinitely to offset future gains as follows:

	Short-term Capital Loss Carryovers	Long-term Capital Loss Carryovers	Total Capital Loss Carryovers
International Fund	$84,808,090	$274,305,337	$359,113,427
International Currency Unhedged Fund	253,072	1,561,043	1,814,115

The tax components of dividends paid during the years ended September 30, 2024 and 2023 are as follows:

	September 30, 2024			September 30, 2023
	Ordinary Income Distributions(1)	Long-Term Capital Gains Distributions	Total Distributions	Ordinary Income Distributions(1)	Long-Term Capital Gains Distributions	Total Distributions
Common Stock Fund	$26,529,010	$22,721,869	$49,250,879	$3,566,548	$64,447,102	$68,013,650
Large Cap Fund	15,429,867	146,383,109	161,182,976	13,332,676	324,039,427	337,372,103
International Fund	—	—	—	447,852,464	—	447,852,464
International Currency Unhedged Fund	1,165,736	—	1,165,736	830,255	—	830,255

(1)	For federal income tax purposes, distributions on short-term capital gains are treated as ordinary income distributions.

35

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2024
(8) Fund Share Transactions

	Year Ended September 30, 2024		Year Ended September 30, 2023
Common Stock Fund	Shares	Amount	Shares	Amount
Sales
Investor Class	7,650,224	$263,481,760	6,228,283	$192,408,466
Institutional Class	13,096,609	455,366,917	10,041,791	308,599,109
Reinvestment of dividendsand distributions
Investor Class	500,553	17,028,821	862,363	24,146,161
Institutional Class	926,004	31,539,694	1,527,952	42,813,205
Redemptions
Investor Class	(5,137,876)	(182,152,191)	(3,508,032)	(106,952,699)
Institutional Class	(5,860,647)	(205,758,205)	(4,087,519)	(124,920,889)
Total Investor Class	3,012,901	98,358,390	3,582,614	109,601,928
Total Institutional Class	8,161,966	281,148,406	7,482,224	226,491,425
Net increase (decrease)	11,174,867	$379,506,796	11,064,838	$336,093,353

	Year Ended September 30, 2024		Year Ended September 30, 2023
Large Cap Fund	Shares	Amount	Shares	Amount
Sales
Investor Class	1,663,530	$26,075,532	2,705,696	$40,863,349
Institutional Class	5,254,057	83,004,437	9,390,128	136,250,495
Reinvestment of dividends and distributions
Investor Class	6,420,461	94,444,981	14,439,158	194,784,241
Institutional Class	4,549,616	66,697,369	10,425,358	140,221,056
Redemptions
Investor Class	(15,335,040)	(241,092,151)	(21,119,009)	(314,911,197)
Institutional Class	(16,164,335)	(247,205,357)	(43,457,910)	(674,034,843)
Total Investor Class	(7,251,049)	(120,571,638)	(3,974,155)	(79,263,607)
Total Institutional Class	(6,360,662)	(97,503,551)	(23,642,424)	(397,563,292)
Net increase (decrease)	(13,611,711)	$(218,075,189)	(27,616,579)	$(476,826,899)

	Year Ended September 30, 2024		Year Ended September 30, 2023
International Fund	Shares	Amount	Shares	Amount
Sales
Investor Class	7,101,401	$242,220,042	6,361,817	$199,563,117
Institutional Class	23,630,790	817,365,630	25,248,383	784,774,621
Reinvestment of dividends and distributions
Investor Class	—	—	4,125,604	114,691,779
Institutional Class	—	—	11,174,269	311,538,626
Redemptions
Investor Class	(6,151,061)	(213,322,835)	(6,298,493)	(193,666,671)
Institutional Class	(18,806,909)	(660,239,499)	(17,821,232)	(551,795,394)
Total Investor Class	950,340	28,897,207	4,188,928	120,588,225
Total Institutional Class	4,823,881	157,126,131	18,601,420	544,517,853
Net increase (decrease)	5,774,221	$186,023,338	22,790,348	$665,106,078

36

FMI Funds, Inc.
Notes to Financial Statements(Continued)
September 30, 2024

	Year Ended September 30, 2024		Year Ended September 30, 2023
International Currency Unhedged Fund	Shares	Amount	Shares	Amount
Sales
Institutional Class	239,751	$5,000,348	520,897	$9,997,541
Reinvestment of dividends and distributions
Institutional Class	56,810	1,165,735	47,688	830,255
Redemptions
Institutional Class	(816,375)	(17,952,670)	(231,911)	(4,457,695)
Total Institutional Class	(519,814)	(11,786,587)	336,674	6,370,101
Net increase (decrease)	(519,814)	$(11,786,587)	336,674	$6,370,101

(9) Subsequent Events
On September 20, 2024, the Board approved the year-end distributions for the Funds. Cash dividends in the aggregate amounts equal to each of the Fund’s net Investment Income and short-term capital gains, if any, which will be treated as ordinary income, and long-term capital gains, to be payable on December 20, 2024, to outstanding shares of record at the close of business on December 19, 2024. Management has evaluated related events and transactions that occurred subsequent to September 30, 2024, through the date of issuance of the Funds’ financial statements and has determined there were no other subsequent events or transactions.

37

FMI Funds, Inc.
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of
FMI Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedule of forward currency contracts for FMI International Fund and the schedules of investments, of FMI Funds, Inc. comprising the funds listed below (the “Funds”) as of September 30, 2024, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
FMI Common Stock Fund, FMI Large Cap Fund, and FMI International Fund	For the year ended 2024	For the years ended 2024 and 2023	For the years ended 2024, 2023, 2022, 2021, and 2020
FMI International Fund II – Currency Unhedged	For the year ended 2024	For the years ended 2024 and 2023	For the years ended 2024, 2023, 2022, 2021 and for the period from December 31, 2019 (commencement of operations) through September 30, 2020

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 22, 2024

38

FMI Funds, Inc.
ADDITIONAL INFORMATION (Unaudited)
For additional information about the Directors and Officers or for a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please review the Statement of Additional Information. You may call (800) 811-5311 and request a Statement of Additional Information, and it will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how each of the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website at http://www.fmifunds.com or the website of the Commission no later than August 31 for the prior 12 months ended June 30. The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s website provided above.
TAX NOTICE (Unaudited)
For corporate shareholders of the Common Stock Fund, the Large Cap Fund, the International Fund, and the International Currency Unhedged Fund, the percentage of dividend income distributed for the year ended September 30, 2024 that is designated as qualifying for the dividends received deduction is 48.61%, 100%, 0%, and 0.30%, respectively. The International Fund and the International Currency Unhedged Fund intend to elect to pass-through to shareholders the income tax credit for taxes paid to foreign countries. For the year ended September 30, 2024, the International Fund and International Currency Unhedged Fund had foreign source income of $0 and $2,186,990, respectively and foreign tax expense of $0 and $188,771, respectively. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record dates. For all shareholders of the Common Stock Fund, the Large Cap Fund, the International Fund, and the International Currency Unhedged Fund, the percentage of dividend income distributed for the September 30, 2024 that is designated as qualified dividend income under the Jobs and Growth Tax Relief Act of 2003, is 48.82%, 100%, 0%, and 100%, respectively. For all shareholders of the the Common Stock Fund, the Large Cap Fund, the International Fund, and the International Currency Unhedged Fund, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) is 79.09%, 0%, 0%, and 0%, respectively.

39

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies. (Unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.

41

Item 9. Proxy Disclosure for Open-End Investment Companies. (Unaudited)
There were no matters submitted to a vote of shareholders during the period covered by this report.

42

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies. (Unaudited)
See Statements of Operations within Item 7.

43

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)
Not applicable for the period covered by this report.

44

FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II – Currency Unhedged
790 North Water Street, Suite 2100 Milwaukee, Wisconsin 53202 www.fmifunds.com 414-226-4555
BOARD OF DIRECTORS
ROBERT C. ARZBAECHER		PATRICK J. ENGLISH
JONATHAN T. BLOOM		REBECCA W. HOUSE
JOHN S. BRANDSER		PAUL S. SHAIN
LAWRENCE J. BURNETT		ROBERT J. VENABLE

INVESTMENT ADVISER
FIDUCIARY MANAGEMENT, INC.
790 North Water Street, Suite 2100
Milwaukee, Wisconsin 53202
ADMINISTRATOR, ACCOUNTANT, TRANSFER
AGENT AND DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
800-811-5311 or 414-765-4124

CUSTODIAN U.S. BANK, N.A. Milwaukee, Wisconsin	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM COHEN & COMPANY, LTD. Milwaukee, Wisconsin
DISTRIBUTOR	LEGAL COUNSEL
FORESIDE FINANCIAL SERVICES, LLC	FOLEY & LARDNER LLP
Portland, Maine	Milwaukee, Wisconsin

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to open-end investment companies.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FMI Funds, Inc.

By	/s/ John S. Brandser
John S. Brandser, Principal Executive Officer

Date	11/26/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John S. Brandser
John S. Brandser, Principal Executive Officer

Date	11/26/2024

By	/s/ Jonathan T. Bloom
Jonathan T. Bloom, Principal Financial Officer

Date	11/26/2024